Provisions and Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions and Contingencies
22. Provisions and Contingencies
a. Provisions for tax, civil, and labor risks
The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels, which, when applicable, are backed by escrow deposits. Provisions for losses are estimated and updated by management based on the opinion of the Company’s legal department and its external legal advisors.
The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2018	Additions	Write-offs	Payments	Interest	Balance on 12/31/2019
IRPJ and CSLL (a.1.1)	532,341	221	(6,600)	—	15,319	541,281
PIS and COFINS	26,271	—	(16,771)	—	655	10,155
ICMS	100,823	1,204	(5,521)	(614)	580	96,472
Civil, environmental and regulatory claims (a.2.1)	90,932	18,009	(17,318)	(8,979)	3,211	85,855
Labor litigation (a.3.1)	101,173	29,103	(19,970)	(15,487)	3,191	98,010
Others	91,531	1,355	(2,190)	—	2,126	92,822

Total	943,071	49,892	(68,370)	(25,080)	25,082	924,595

Current	77,822					40,455
Non-current	865,249					884,140
Some of the provisions above involve, in whole or in part, escrow deposits.
Balances of escrow deposits are as follows:

	12/31/2019	12/31/2018
Tax matters	753,810	727,493
Labor litigation	71,605	69,978
Civil and other	96,028	84,036

Total – non-current assets	921,443	881,507

a.1 Provisions for Tax Matters and Social Security
a.1.1
On October 7, 2005, the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction, the subsidiaries made escrow deposits for these debits which amounted to R$ 515,825 as of December 31, 2019 (R$ 500,260 as of December 31, 2018). On July 18, 2014, a second instance unfavorable decision was published, and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision, the subsidiaries presented a writ of prevention which was dismissed on December 30, 2014, and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trial are pending.
a.2 Provisions for Civil, Environmental and Regulatory Claims
a.2.1
The Company and its subsidiaries maintained provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former services providers, as well as proceedings related to environmental and regulatory issues in the amount of R$ 85,855 as of December 31, 2019 (R$ 90,932 as of December 31, 2018).
a.3 Provisions for Labor Matters
a.3.1
The Company and its subsidiaries maintain provisions of R$ 98,010 as of December 31, 2019 (R$ 101,173 as of December 31, 2018) for labor litigation filed by former employees and by employees of our service providers, mainly, contesting the non-payment
of labor rights.
b. Contingent Liabilities (Possible)
The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor claims whose loss prognosis is assessed as possible (proceedings whose chance of loss is more than 25% and less or equal than 50%) by the Company and its subsidiaries’ legal departments, based on the opinion of its external legal advisors and, based on this assessment, these claims were not recognized in the financial statements
. The estimated amount of this contingency is R$ 2,840,086 as of December 31, 2019 (R$ 2,839,219 as of December 31, 2018).
b.1 Contingent Liabilities for Tax Matters and Social Security
The Company and its subsidiaries have contingent liabilities for tax matters and social security in the amount of R$ 2,028,159 as of December 31, 2019 (R$ 1,941,749 as of December 31, 2018), mainly represented by:
b.1.1
The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products which sales are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 173,738 as of December 31, 2019 (R$ 168,391 as of December 31, 2018).
b.1.2
The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings, was R$ 836,822 as of December 31, 2019 (R$ 836,393 as of December 31, 2018), Such proceedings arise mostly of the disregard of ICMS credits amounting to R$ 319,849 as of December 31, 2019 (R$ 318,550 as of December 31, 2018), of which R$ 126,772 (R$ 126,639 as of December 31, 2018) refer to proportional reversal requirement of ICMS credits related to the acquisition of hydrated alcohol; of alleged non-payment
in the amount of R$ 92,567 as of December 31, 2019 (R$ 125,703 as of December 31, 2018); of conditioned fruition of fiscal incentive in the amount of R$ 117,753 as of December 31, 2019 (R$ 121,745 as of December 31, 2018); and inventory differences in the amount of R$ 172,736 as of December 31, 2019 (R$ 185,512 as of December 31, 2018) related to the leftovers or faults due to temperature changes or product handling.

b.1.3
The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total amount is R$ 699,360 as of December 31, 2019 (R$ 674,126 as of December 31, 2018), mainly represented by:
b.1.3.1
The subsidiary IPP received a tax assessment related to the IRPJ and CSLL resulting from the supposedly undue amortization of the goodwill paid on acquisition of a subsidiary, in the amount of R$ 208,449 as of December 31, 2019 (R$ 193,771 as of December 31, 2018), which includes the amount of the income taxes, interest and penalty. Management assessed the likelihood of the tax assessment, supported by the opinion of its legal advisors, as “possible”, and therefore did not recognize a provision for this contingent liability.
b.2 Contingent Liabilities for Civil, Environmental and Regulatory Claims
The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 549,664, totaling 3,109 lawsuits as of December 31, 2019 (R$ 624,457, totaling 3,520 lawsuits as of December 31, 2018), mainly represented by:
b.2.1
The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 33,603 as of December 31, 2019 (R$ 32,983 as of December 31, 2018). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.
b.2.2
In 2016, the subsidiary Cia. Ultragaz became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices: i) one of the proceedings relate to practices in the State of Paraíba and other Northeast States, in which the subsidiary Bahiana is part along with Cia. Ultragaz. On this proceeding, Cia. Ultragaz and Bahiana signed a Cessation Commitment Agreement (“TCC”) with CADE, approved on November 22, 2017, in the amount of R$ 95,987, paid in 8 (eight) equal installments updated semiannually by SELIC, with maturity of the first one in 180 (one hundred and eighty) days from the date of publication of the approval. Three employees and one former employee signed TCC in the total amount of R$ 1,100. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz and Bahiana until final decision; ii) the second proceeding relate to practices in the Federal District and around, in which only Cia. Ultragaz is part. On this proceeding, Cia. Ultragaz signed a TCC with CADE, approved on September 6, 2017, in the amount of R$ 2,154, paid in a single installment in March 8, 2018. Two former employees signed TCC in the amount of R$ 50 each. With the TCC, the administrative proceeding will be suspended in relation to the Cia. Ultragaz until final decision.
b.2.3
The subsidiary IPP became party to two administrative proceedings filed by CADE, related to allegations of anti-competitive practices in the city of Joinville, State of Santa Catarina and around the city of Belo Horizonte, State of Minas Gerais, and for the latter, an administrative award was imposed for allegedly influencing uniform commercial conduct among fuel resellers, in the amount of R$ 40,693. The subsidiary IPP will continue to exercise its defense by appealing in all administrative and judicial instances. Supported by the opinion of external legal counsel that classified the probability of loss as “remote”, Management did not recognize a provision for this contingency as of December 31, 2019.

b.2.4
On November 29, 2016, a technical opinion was issued by the Operational Support Center for Execution (Centro de Apoio Operacional à Execução—CAEX), a technical body linked to the São Paulo State Public Prosecutor (“MPE”), presenting a proposal of compensation for the alleged environmental damages caused by the fire on April 2 nd
, 2015 at the Santos Terminal of the subsidiary Tequimar. This technical opinion is non-binding,
with no condemnatory or sanctioning nature, and will still be evaluated by the authorities and parties. The subsidiary disagrees with the methodology and the assumptions adopted in the proposal and is negotiating an agreement with the MPE and the Brazilian Federal Public Prosecutor (“MPF”), since the beginning of the investigation and currently there is no civil lawsuit filed on the matter. The negotiations relate to in natura
repair of the any damages. Thus, on May 15, 2019, the subsidiary Tequimar signed a Partial Conduct Adjustment Commitment Agreement (“TAC”) in the amount of R$ 67,539 with the MPE and MPF to compensate for diffuse and collective damages of any kind arising from the fish mortality and the damage caused to the ichthyofauna. The negotiations on compensation for other alleged damages are still ongoing and once concluded, the payments related to the project costs may affect the future Company’s financial statements. In the criminal sphere, the MPF denounced the subsidiary Tequimar, which was summoned and replied to the complaint on June 19, 2018. On September 12, 2019, at a hearing in the federal court of Santos, the MPF and Tequimar agreed, and the judicial authority approved, the conditional suspension of the criminal proceedings for a period of 2 years, when Tequimar shall then prove compliance with the execution of the Partial TAC signed, with the obligation of a complementary allocation of R$ 13,000 to the Fisheries Management Project, to obtain the definitive filing of the process. In addition, as of
December
3
1
, 2019, there are contingent liabilities not recognized related to lawsuits in the amount of R$ 11,403 (R$ 62,930 as of December 31, 2018). On December 31, 2019 there are no extrajudicial lawsuits (R$ 3,426 as of December 31,2018).
The total expense of this contingency recongnized in the subsidiary Tequimar in 2019 was R$ 65,539, of which R$ 67,539 refers to the TAC and R$ 13,000 refers to the complementary allocation, both deducted of the remaining balance constituted in 2016 in the amount of R$ 15,000. For more information, see Note 23.
b.3 Contingent Liabilities for Labor Matters
The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 262,263, totaling 1,649 lawsuits as of December 31, 2019 (R$ 273,013, totaling 1,726 lawsuits as of December 31, 2018), mainly represented by:
b.3.1
In 1990, the Petrochemical Industry Labor Union (Sindiquímica), of which the employees of Oxiteno S.A (due to incorporation of its the subsidiary Oxiteno Nordeste) and Empresa Carioca de Produtos Químicos S.A. (“EMCA”), companies located in the Camaçari Petrochemical Complex, are members, filed collective lawsuits against the subsidiaries demanding the compliance with the fourth section of the collective labor agreement, which provided for a salary adjustment in lieu of the salary policies practiced. In the same year, a collective labor dispute was also filed by the Union of Employers (SINPEQ) against Sindiquímica, requiring the recognition of the loss of effectiveness of such fourth section. The decisions rendered on the collective claims which were favorable to the subsidiaries Oxiteno S.A. and EMCA are final and unappealable. The collective labor from Sindiquímica against SINPEQ became final in STF in October 2019 and remained unfavorable to SINPEQ. In 2010, some companies in the Camaçari Petrochemical Complex signed an agreement with Sindiquímica. In October 2015, Sindiquímica filed enforcement lawsuits against Oxiteno S.A and, in 2017, EMCA, as these companies did not sign the 2010 agreement with Sindiquímica. A favorable decision was issued for Oxiteno S.A., awaiting judgment of the Sindiquimica appeal and Oxiteno S.A adhesive appeal. at the Regional Labor Court of the 5 th
Region. For EMCA, the decision of 1
st
instance favorable to the company was reversed at the Regional Labor Court of the 5 th
Region, it’s pending a final judgment in this instance. In addition to collective actions, individual claims containing the same object have been filed.

c. Lubricants operation between IPP and Chevron
In the process of transaction of the lubricants’ operation in Brazil between Chevron and subsidiary, it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions prior to the transaction. The liability provisions of the Chevron shareholder in the amount of R$ 5,423 (R$ 3,609 as of December 31, 2018) are reflected in the consolidation of these financial statements. Additionally, in connection with the business combination, a provision in the amount of R$ 198,900 was recognized on December 1, 2017 due contingent liabilities, amounted to R$ 188,073 as of December 31, 2019 (R$ 191,110 as of December 31, 2018. The amounts of provisions of Chevron’s liability recognized in the business combination will be reimbursed to subsidiary Iconic in the event of losses and an indemnity asset was hereby constituted in the same amount, without the need to establish a provision for uncollectible amounts.
d. Contingent Assets
d.1 Exclusion of ICMS from the calculation basis of PIS and COFINS
In March 15, 2017, STF decided that ICMS is not included in the PIS and COFINS basis. All subsidiaries have actions aimed at obtaining this right, as long as applicable. For the subsidiaries Oxiteno S.A., Extrafarma and Tequimar, have final and unappealable decision, and the respective subsidies to prove the amounts to be refunded were duly confirmed by management and recorded in results, up to the present year of 2019, the amount of R $ 338,110 (up to R $ 291,278 in 2018). As a result of injunctions obtained, some subsidiaries have already excluded ICMS from the PIS and COFINS calculation base in the amount of R $ 141,618 until December 31, 2019. The amounts to be recovered from the other subsidiaries will be recognized to the extent that concomitantly, there are the final and unappealable decision of the individual action and confirmation of the evidences.
The Company’s management emphasizes that it is possible for the STF to modulate the effects of the judgment, either by restricting its effectiveness or determining when the decision will become effective, or by reinterpreting the value of ICMS to be excluded. After the decision of the STF has become final and unappealable, the Company’s management will assess the impact on the shares of its subsidiaries, which may result in a reduction in the claimed tax credits.